Statements of Changes in Equity - USD ($)	Previously Reported [Member] Ordinary shares [member] Alps Life Science Inc [Member]	Previously Reported [Member] Shares Application Money [member] Alps Life Science Inc [Member]	Previously Reported [Member] Reserve of Change in Value of Merger Reserves [member] Alps Life Science Inc [Member]	Previously Reported [Member] Reserve of change in value of foreign currency basis spreads [member] Alps Life Science Inc [Member]	Previously Reported [Member] Retained earnings [member] Alps Life Science Inc [Member]	Previously Reported [Member] Equity attributable to owners of parent [member] Alps Life Science Inc [Member]	Previously Reported [Member] Non-controlling interests [member] Alps Life Science Inc [Member]	Previously Reported [Member] Alps Life Science Inc [Member]	Ordinary shares [member]	Ordinary shares [member] Cilo Cybin Holdings Limited [member]	Retained earnings [member]	Retained earnings [member] Cilo Cybin Holdings Limited [member]	Alps Life Science Inc [Member]	Total	Cilo Cybin Holdings Limited [member]
Beginning balance, value at Mar. 31, 2022										$ 10,000					$ 10,000
IfrsStatementLineItems [Line Items]
Loss for the year															(552,004)
Other comprehensive income
Total comprehensive loss for the year												(552,004)			(552,004)
Ending balance, value at Mar. 31, 2023	$ 11,127,521	$ 109,074	$ (3,067,047)	$ (124,413)	$ (6,351,762)	$ 1,693,373	$ (24,934)	$ 1,668,439		10,000		(552,004)			(542,004)
IfrsStatementLineItems [Line Items]
Contributions by and distribution to owners of the Company
Issue of ordinary shares	2,404,086	(109,074)				2,295,012		2,295,012		54,676,686					54,676,686
Arising from part dilution of equity interest in a subsidiary					4,122	4,122	(4,122)
Loss for the year					(2,304,026)	(2,304,026)	(87,135)	(2,391,161)					$ (2,391,161)		455,435
Other comprehensive income				(121,298)		(121,298)		(121,298)					(121,298)
Total comprehensive loss for the year				(121,298)	(2,304,026)	(2,425,324)	(87,135)	(2,512,459)				455,435	(2,512,459)		455,435
Repurchase of shares										(9,645)					(9,645)
Share issue costs										(2,500,000)			(2,404,086)		(2,500,000)
Ending balance, value at Mar. 31, 2024	13,531,607		(3,067,047)	(245,711)	(8,651,666)	1,567,183	(116,191)	1,450,992		52,177,041		(96,569)	1,450,992		52,080,472
IfrsStatementLineItems [Line Items]
Issue of ordinary shares	(13,531,027)		13,531,027							7,101,791					7,101,791
Loss for the year					(2,513,573)	(2,513,573)	(111,165)	(2,624,738)				(585,716)	(2,624,738)		(585,716)
Other comprehensive income				57,830		57,830		57,830					57,830
Total comprehensive loss for the year				57,830	(2,513,573)	(2,455,743)	(111,165)	(2,566,908)				(585,716)	(2,566,908)		(585,716)
Share issue costs										(1,261,480)					(1,261,480)
Other comprehensive income
Ending balance, value at Mar. 31, 2025	580		10,463,980	(187,881)	(11,165,239)	(888,560)	(227,356)	(1,115,916)	$ 1	58,017,352	$ (18,503)	(682,285)	(1,115,916)	$ (18,502)	57,335,067
Beginning balance, value at May. 13, 2024									1					1
IfrsStatementLineItems [Line Items]
Loss for the year											(18,503)			(18,503)
Ending balance, value at Mar. 31, 2025	$ 580		$ 10,463,980	$ (187,881)	$ (11,165,239)	$ (888,560)	$ (227,356)	$ (1,115,916)	$ 1	$ 58,017,352	$ (18,503)	$ (682,285)	$ (1,115,916)	$ (18,502)	$ 57,335,067